33. Noncurrent assets held for sale and discontinued operations (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NonCurrentAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Assets held for sale	R$ 223	R$ 28,687	R$ 26,663
Liabilities held for sale		23,545	R$ 21,864
Liabilities From Discontinued Operations [Member]
NonCurrentAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Assets held for sale		23,545
Assets Of Discontinued Operations [Member]
NonCurrentAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Assets held for sale		28,657
Properties / Lands Held For Sale [Member]
NonCurrentAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Assets held for sale	171	30
Real Estate Developments Held For Sale - Exito [Member]
NonCurrentAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Assets held for sale	R$ 52